Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - LMF ACQUISITION OPPORTUNITIES, INC. - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Jan. 28, 2021
Fair Value, Inputs, Level 1 [Member] | Government Securities Held In Trust Account [Member]
Assets:
Government securities held in Trust Account	$ 107,048,750	$ 105,581,820	$ 105,570,833
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Private Placement Warrants	402,808	2,480,240	2,941,680
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Liabilities:
Private Placement Warrants	$ 726,570	$ 4,450,500	$ 5,175,000